Property, plant and equipment - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Beginning balance	€ 2,911
Ending balance	2,808	€ 2,911
Depreciation - Cost of sales	369	329	€ 289
Depreciation - Selling, general and administration expenses	7	5	5
Construction in progress	201	114
Borrowing costs capitalised	0	0
Land and buildings
Property, plant and equipment
Beginning balance	743
Ending balance	697	743
Plant, machinery and other
Property, plant and equipment
Beginning balance	2,131
Ending balance	2,073	2,131
Office equipment and vehicles
Property, plant and equipment
Beginning balance	37
Ending balance	38	37
Land
Property, plant and equipment
Land	188	195
Capital leased assets
Property, plant and equipment
Charge for the year	(1)	(1)	(1)
Interest expense on finance leases	0	0	0
Finance lease liabilities	10	10
Cost
Property, plant and equipment
Beginning balance	4,353	3,667
Acquisitions		632
Additions	459	323
Impairment	(46)	(8)
Disposals	(155)	(208)
Transfers	8
Exchange	(194)	(53)
Ending balance	4,425	4,353	3,667
Cost | Land and buildings
Property, plant and equipment
Beginning balance	933	761
Acquisitions		171
Additions	7	3
Disposals	(4)	(6)
Transfers	10	13
Exchange	(34)	(9)
Ending balance	912	933	761
Cost | Plant, machinery and other
Property, plant and equipment
Beginning balance	3,359	2,855
Acquisitions		461
Additions	447	315
Impairment	(46)	(8)
Disposals	(142)	(192)
Transfers	(8)	(29)
Exchange	(156)	(43)
Ending balance	3,454	3,359	2,855
Cost | Plant, machinery and other | Exceptional items
Property, plant and equipment
Impairment	(46)	(8)
Cost | Plant, machinery and other | Metal Packaging Europe | Exceptional items
Property, plant and equipment
Impairment	(14)	(5)
Cost | Plant, machinery and other | Glass Packaging North America | Exceptional items
Property, plant and equipment
Impairment	(32)	0
Cost | Office equipment and vehicles
Property, plant and equipment
Beginning balance	61	51
Additions	5	5
Disposals	(9)	(10)
Transfers	6	16
Exchange	(4)	(1)
Ending balance	59	61	51
Depreciation
Property, plant and equipment
Beginning balance	(1,442)	(1,360)
Charge for the year	(376)	(334)
Disposals	150	204
Exchange	51	48
Ending balance	(1,617)	(1,442)	(1,360)
Depreciation | Land and buildings
Property, plant and equipment
Beginning balance	(190)	(174)
Charge for the year	(31)	(26)
Disposals	2	4
Transfers	1
Exchange	3	6
Ending balance	(215)	(190)	(174)
Depreciation | Plant, machinery and other
Property, plant and equipment
Beginning balance	(1,228)	(1,161)
Charge for the year	(336)	(299)
Disposals	139	191
Transfers	(2)
Exchange	46	41
Ending balance	(1,381)	(1,228)	(1,161)
Depreciation | Office equipment and vehicles
Property, plant and equipment
Beginning balance	(24)	(25)
Charge for the year	(9)	(9)
Disposals	9	9
Transfers	1
Exchange	2	1
Ending balance	€ (21)	€ (24)	€ (25)